Note 10 - Junior Subordinated Deferrable Interest Debentures (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 26, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 27, 2008
Investments in and Advances to Affiliates, Balance, Principal Amount (in Dollars)		$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted (in Dollars)		10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust (in Dollars)		10,300,000	10,300,000
Subordinated Borrowing, Interest Rate	6.40%
Debt Instrument Basis Spread On Variable Rate					315
Debt Instrument, Interest Rate at Period End		3.46%	3.72%	3.70%
Interest Expense, Debt (in Dollars)		$ 368,000	$ 350,180	$ 353,965
Maximum Amount of Core Capital		25.00%